UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03061 )

Exact name of registrant as specified in charter: Putnam Global Natural Resources Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio
5/31/06 (Unaudited)

COMMON STOCKS (99.4%)(a)

	Shares	Value

Basic Materials (2.3%)
Teck Comico, Ltd. Class B (Canada)	93,915	$5,981,141
Xstrata PLC (Switzerland)	125,727	5,010,778
		10,991,919

Building Materials (1.6%)
Martin Marietta Materials, Inc. (S)	39,500	3,614,645
Vulcan Materials Co.	83,300	6,501,565
		10,116,210

Chemicals (5.4%)
Arkema ADR (France) (NON)	6,068	215,414
Asahi Kasei Corp. (Japan)	525,000	3,367,606
BASF AG (Germany)	68,371	5,571,473
E.I. du Pont de Nemours & Co.	257,364	10,945,691
PPG Industries, Inc.	84,200	5,417,428
Rohm & Haas Co.	95,800	4,829,278
Shin-Etsu Chemical Co. (Japan)	72,100	4,033,072
		34,379,962

Coal (1.1%)
China Shenhua Energy Co., Ltd. Class H (China)	1,964,000	3,367,219
CONSOL Energy, Inc.	81,838	7,222,204
		10,589,423

Containers (3.5%)
Ball Corp.	183,035	6,849,170
Owens-Illinois, Inc. (NON)	612,919	10,419,623
Pactiv Corp. (NON)	203,984	5,032,285
		22,301,078

Energy (14.6%)
BJ Services Co.	462,200	16,939,630
Grant Prideco, Inc. (NON)	120,000	5,764,800
Halliburton Co. (S)	251,398	18,751,777
Noble Corp.	118,305	8,225,747
Pride International, Inc. (NON)	475,306	15,376,149
Rowan Cos., Inc.	266,575	10,615,017
TonenGeneral Sekiyu KK (Japan) (S)	645,000	6,795,834
Weatherford International, Ltd. (NON)	216,322	11,257,397
		93,726,351

Engineering & Construction (0.4%)
Chiyoda Corp. (Japan)	142,000	2,768,044

Forest Products and Packaging (0.6%)
Smurfit-Stone Container Corp. (NON)	302,261	3,618,064

Metals (7.4%)
Alcoa, Inc.	280,897	8,910,053
BHP Billiton PLC (United Kingdom)	287,837	5,655,004
BHP Billiton, Ltd. (Australia)	174,112	3,703,098
Phelps Dodge Corp.	91,700	7,857,773
POSCO (South Korea)	28,350	7,452,634
Rio Tinto PLC (United Kingdom)	124,818	6,919,996
United States Steel Corp.	100,122	6,646,098
		47,144,656

Oil & Gas (62.0%)
Apache Corp.	342,431	22,216,923
Canadian Natural Resources, Ltd. (Canada)	175,752	9,261,030
Chevron Corp.	610,546	36,504,545
Devon Energy Corp.	321,474	18,439,749
EOG Resources, Inc.	219,872	14,436,796
Exxon Mobil Corp.	999,472	60,877,836
Hess Corp.	124,562	18,684,300
Lukoil ADR (Russia)	53,633	4,113,651
Marathon Oil Corp.	350,699	26,319,960
MOL Magyar Olaj-es Gazipari Rt. ADR (Hungary)	54,185	5,862,817
Newfield Exploration Co. (NON)	233,521	9,978,352
Nexen, Inc. (Canada)	160,728	8,943,936
OAO Gazprom (Russia)	578,191	6,157,734
Occidental Petroleum Corp.	287,703	28,508,490

Repsol YPF, SA (Spain)	458,506	12,819,466
Royal Dutch Shell PLC Class A (Netherlands)	736,494	24,299,638
Royal Dutch Shell PLC Class B (Netherlands)	142,517	4,890,610
Royal Dutch Shell PLC ADR Class A (Netherlands)	39,860	2,643,117
Saipem SpA (Italy)	433,400	10,208,330
Statoil ASA (Norway)	372,500	10,802,439
Sunoco, Inc.	86,391	5,925,559
Technip SA (France)	83,946	5,013,251
Total SA ADR (France) (S)	242,738	15,828,945
Valero Energy Corp.	320,654	19,672,123
XTO Energy, Inc.	350,766	14,458,575
		396,868,172

Tire & Rubber (0.5%)
JSR Corp. (Japan)	131,400	3,452,342

Total common stocks (cost $463,845,843)		$635,956,221

SHORT-TERM INVESTMENTS (3.0%)(a)

	Principal	Value
	amount/shares

Putnam Prime Money Market Fund (e)	618,425	$618,425
Short-term investments held as collateral for loaned
securities with yields ranging from 4.80% to 5.19% and
due dates ranging from June 1, 2006 to June 29, 2006
(d)	$18,894,869	18,870,400

Total short-term investments (cost $19,488,825)		$19,488,825

TOTAL INVESTMENTS

Total investments (cost $483,334,668) (b)		$655,445,046

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/06 (aggregate face value $41,839,163) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$5,676,563	$5,614,534	7/19/06	$62,029
British Pound	20,482,018	19,170,427	6/21/06	1,311,591
Canadian Dollar	11,901,585	11,540,495	7/19/06	361,090
Euro	4,167,888	3,937,734	6/21/06	230,154
Swedish Krona	494,698	456,668	6/21/06	38,030
Swiss Franc	1,185,799	1,119,305	6/21/06	66,494

Total				$2,069,388

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/06 (aggregate face value $28,839,024) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Euro	$11,454,620	$10,704,171	6/21/06	$(750,449)
Hong Kong Dollar	3,324,492	3,327,670	8/16/06	3,178
Japanese Yen	9,910,586	9,766,858	8/16/06	(143,728)
Norwegian Krone	5,482,977	5,040,325	6/21/06	(442,652)

Total				$(1,333,651)

NOTES

(a) Percentages indicated are based on net assets of $639,860,881.

(b) The aggregate identified cost on a tax basis is $483,458,000, resulting in gross unrealized appreciation and depreciation of $182,005,143 and $10,018,097, respectively, or net unrealized appreciation of $171,987,046.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at May 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At May 31, 2006, the value of securities loaned amounted to $18,312,990. The fund received cash collateral of $18,470,400 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $227,941 for the period ended May 31, 2006. During the period ended May 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $107,801,656 and $110,857,125, respectively.

At May 31, 2006, liquid assets totaling $17,060,193 have been designated as collateral for open forward contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at May 31, 2006: (as a percentage of Portfolio Value)

Australia	0.6%
Canada	3.8
China	0.5
France	3.3
Germany	0.9
Hungary	0.9
Italy	1.6
Japan	3.2
Netherlands	5.0
Norway	1.7
Russia	1.6
South Korea	1.2
Spain	2.0
Switzerland	0.8
United Kingdom	2.0
United States	70.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 27, 2006